Changes in Equity and Earnings per Share - Additional Information (Detail)		12 Months Ended
	Jan. 31, 2024 USD ($)	Dec. 31, 2025	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) € / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Feb. 25, 2025 USD ($)	Feb. 25, 2025 € / shares	Dec. 31, 2024 EUR (€) € / shares shares	Oct. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Apr. 24, 2024 USD ($)	Apr. 24, 2024 € / shares	Apr. 26, 2023 EUR (€) € / shares	Apr. 28, 2021 USD ($)
Disclosure of classes of share capital [line items]
Issued capital | $			$ 1,736,000,000	$ 1,736,000,000	$ 1,736,000,000
Number of shares issued			1,984,000,000	1,984,000,000	1,984,000,000	1,981,000,000			1,984,000,000
Number of shares outstanding			2,019,000,000	2,019,000,000	2,019,000,000				2,019,000,000
Dividend declared							$ 1,986,000,000					$ 1,645,000,000		€ 1,510,000,000
Dividend paid date		Apr. 30, 2025	May 07, 2024		May 05, 2023
Profit attributable to equity holders | $			$ 5,855,000,000		$ 5,341,000,000	$ 5,969,000,000
Diluted earnings per share based on the profit | $			$ 5,855,000,000		$ 5,341,000,000	$ 5,969,000,000
Number of antidilutive share options outstanding			40,000,000	40,000,000	46,000,000	51,000,000			40,000,000
Dividend payout date		Feb. 25, 2025	Apr. 24, 2024		Apr. 26, 2023
Purchase of treasury shares | $			$ 900,000,000
Dividend Proposed [Member]
Disclosure of classes of share capital [line items]
Dividend proposed per share | € / shares								€ 1					€ 0.82	€ 0.75
Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number Of Borrowed Shares Outstanding			267,000,000
Number of borrowed shares repaid			33,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares			222,043,450
Par value per share | € / shares									€ 0.61
Subscribed capital			$ 32,793,087	$ 32,793,087					€ 26,724,071
Number Of Treasury Shares Reimbursed			43,809,952	43,809,952					43,809,952
Stock repurchase program, authorized amount | $										$ 2,000,000,000					$ 1,000,000,000
Treasury shares [member] | Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Stock repurchased during period, shares			3,335,417	3,335,417					3,335,417
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of classes of share capital [line items]
Ownership interest	97.00%				85.00%
Put option re-measured at fair value | $	$ 300,000,000		$ 195,000,000	$ 195,000,000	$ 577,000,000
SAB Combination [Member]
Disclosure of classes of share capital [line items]
Number of restricted shares issued			326,000,000
Number of restricted shares converted into ordinary shares			104,000,000
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Exchange differences on translation of foreign operations (gains/(losses)) | $			$ 8,490,000,000
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage			15.00%
Bottom of range [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of classes of share capital [line items]
Ownership interest					85.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital			$ 1,736,000,000	$ 1,736,000,000					€ 1,238,608,344.12
Equity shares			43,809,952	43,809,952					43,809,952
Number of shares authorized			2,019,241,973	2,019,241,973					2,019,241,973
Number of shares outstanding | €									€ 37,000,000
Parent [member] | Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			30,000,000	30,000,000					30,000,000
Parent [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding			43,171,591	43,171,591					43,171,591
Percentage of shares repurchased			0.09%	0.09%					0.09%		0.79%
Stock repurchased during period, value | $			$ 99,000,000	$ 99,000,000							$ 1,000,000
Stock repurchased during period, shares			1,788,066	1,788,066					1,788,066		15,939,970
Altria [Member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Share repurchases price per share | (per share)			$ 59.96	$ 54.77
Purchase of treasury shares | $			$ 200,000,000
Stock repurchased during period, shares			3,335,417	3,335,417					3,335,417